FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES	NOTE 10 – FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES We did not have any liabilities carried at fair value measured on a recurring basis as of September 30, 2017 or at December 31, 2016.

NOTE 9– FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES

The following table provides the liabilities carried at fair value measured on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Derivative liabilities	$—	$—	$383,581	$383,581

We did not have any liabilities carried at fair value measured on a recurring basis as of December 31, 2016.

Derivative Liabilities

We valued our derivative liabilities related to warrants and embedded conversion features applicable to our borrowings under our convertible notes payable (see Notes 10 and 11 below) and accrued interest payable thereon in accordance with fair value measurement guidelines. For the years ended December 31, 2016 and 2015, the following table reconciles the beginning and ending balances for our financial instruments that are carried at fair value measured on a recurring basis:

Derivative liabilities as of December 31, 2014	$—
Additions to derivative liabilities for convertible debt conversion features and interest	359,988
Loss on revaluation of derivative liabilities during the year	23,593
Derivative liabilities as of December 31, 2015	383,581
Additions to derivative liabilities for convertible debt conversion features	557,000
Additions for modifications of note payable to Sláinte Ventures	686,612
Reductions due to conversions or repayments of convertible debt	(3,317,986)
Loss on revaluation of derivative liabilities during the year	1,690,793
Derivative liabilities as of December 31, 2016	$—

The estimated fair value of the derivative liabilities related to our convertible notes payable was measured as the aggregate estimated fair value of each component of the compound embedded derivative liabilities (see Note 11 and 12 below), based on Level 2 and Level 3 inputs, using a binomial lattice pricing model. Changes in the fair value of the compound embedded derivative liability at each reporting date are included in gain/ (loss) on derivative liabilities in our consolidated statement of operations.